Condensed Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized		88,469,871
Preferred stock, shares issued		87,405,011
Preferred stock, shares outstanding		87,405,011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	160,000,000	110,000,000	104,000,000
Common stock, shares issued	9,810,572	9,710,572	9,560,572
Common stock, shares outstanding	9,810,572	9,710,572	9,560,572
Series AA Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	7,327,166	7,327,166	7,327,166
Preferred stock, shares issued	7,327,166	7,327,166	7,327,166
Preferred stock, shares outstanding	7,327,166	7,327,166	7,327,166
Preferred stock, aggregate liquidation preference	$ 7,327,166	$ 7,327,166	$ 7,327,166
Series BB Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	23,104,618	23,104,618	23,104,618
Preferred stock, shares issued	23,104,618	23,104,618	23,104,618
Preferred stock, shares outstanding	23,104,618	23,104,618	23,104,618
Preferred stock, aggregate liquidation preference	$ 29,356,728	$ 29,356,728	$ 29,356,728
Series BB-1 Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,978,477	5,978,477	5,978,477
Preferred stock, shares issued	5,978,477	5,978,477	5,978,477
Preferred stock, shares outstanding	5,978,477	5,978,477	5,978,477
Preferred stock, aggregate liquidation preference	$ 8,999,999	$ 8,999,999	$ 8,999,999
Series CC Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	46,429,980	46,429,980	46,429,980
Preferred stock, shares issued	46,429,980	46,429,980	46,429,980
Preferred stock, shares outstanding	46,429,980	46,429,980	46,429,980
Preferred stock, aggregate liquidation preference	$ 58,993,933	$ 58,993,933	$ 58,993,933
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	629,630	629,630	629,630
Preferred stock, shares issued	629,630	629,630	629,630
Preferred stock, shares outstanding	629,630	629,630	629,630
Preferred stock, aggregate liquidation preference	$ 4,000,039	$ 4,000,039	$ 4,000,039
Series E Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,918,918	5,000,000
Preferred stock, shares issued	3,935,140	3,935,140
Preferred stock, shares outstanding	3,935,140	3,935,140
Preferred stock, aggregate liquidation preference	$ 9,999,978	$ 9,999,978
Series F Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	0
Preferred stock, shares issued	2,623,650	0
Preferred stock, shares outstanding	2,623,650	0
Preferred stock, aggregate liquidation preference	$ 16,668,000